Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Loss carryforwards for income tax purposes		$ 214,313	$ 214,313
Operating loss carryforwards without expiration date		125,642	125,642
Valuation allowance		23,999	23,999	$ 9,026	$ 11,349	$ 18,007
Undistributed earnings of foreign subsidiaries		21,651	$ 21,651
Effective income tax rate			0.20%	13.00%	20.00%
weighted average tax rate			29.00%	27.00%	29.00%
Unrecognized tax benefits		45,865	$ 45,865	$ 32,906	$ 0	$ 0
Interest and penalties		23,434	23,434	18,879
Interest expenses	$ 2,150	3,700	$ 4,555	1,128	$ 0
Income tax credits and adjustments	$ 1,649
Percentage of taxable income			80.00%
Tax Year 2014 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2014
Tax Year 2015 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2015
Tax Year 2016 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2016
Tax Year 2017 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2017
Brazil [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes		79,771	$ 79,771
Valuation allowance		23,999	$ 23,999
Percentage of taxable income			30.00%
Increase in valuation allowance				$ 14,973
Argentina [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes		$ 53,327	$ 53,327
Effective income tax rate				15.00%